Document and Entity Information Document	6 Months Ended
	Jun. 30, 2013	Aug. 06, 2013
Entity Information [Line Items]
Entity Registrant Name	Jones Soda Co
Entity Central Index Key	0001083522
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		38,680,416
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes